Acquisitions (Details) $ in Millions	1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($)	May 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jul. 02, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 20, 2012 USD ($)	Jul. 01, 2014 USD ($)
Equity Method Investments and Joint Ventures [Abstract]
Payments to Acquire Equity Method Investments						$ 177	$ 595	$ 482
Business Combination, Consideration Transferred [Abstract]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest									2.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain						0	0	2,544
Business Acquisition, Pro Forma Information [Abstract]
Gain on remeasurement of equity-method investment (Note 2)						0	0	2,544
Williams Partners [Member]
Business Acquisition [Line Items]
Goodwill, Purchase Accounting Adjustments							25
Business Acquisition, Purchase Price Allocation [Abstract]
Goodwill						$ 47	47	1,120
Access Midstream [Member]
Equity Method Investments and Joint Ventures [Abstract]
Payments to Acquire Equity Method Investments									$ 2,190
Business Combination, Consideration Transferred [Abstract]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value					$ 4,600
Utica East Ohio Midstream, LLC [Member]
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment, Ownership Percentage						62.00%
Payments to Acquire Equity Method Investments						$ 0	$ 357	57
Utica East Ohio Midstream, LLC [Member] | Williams Partners [Member]
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment, Ownership Percentage						62.00%
Payments to Acquire Equity Method Investments	$ 357
Reduction in incentive distribution rights payment	$ 2
Access Midstream Partners Acquisition [Member]
Business Acquisition [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment				$ 150
Goodwill, Purchase Accounting Adjustments				25
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles				(168)
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Investments				$ (7)
Business Combination, Consideration Transferred [Abstract]
Payments to Acquire Businesses, Gross					$ 5,995
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain								2,544
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life					30 years
Percentage Of Finite Lived Intangible Assets Impacted By Our Intent Or Ability To Renew Or Extend Arrangement										56.00%
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension					17 years
Business Acquisition, Pro Forma Information [Abstract]
Business Acquisition, Pro Forma Revenue								8,181
Business Acquisition, Pro Forma Net Income (Loss)								622
Gain on remeasurement of equity-method investment (Note 2)								2,544
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual								781
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual								165
Access Midstream Partners Acquisition [Member] | Selling, General and Administrative Expenses [Member]
Business Combination, Consideration Transferred [Abstract]
Business Combination, Acquisition Related Costs								16
Access Midstream Partners Acquisition [Member] | Interest Incurred [Member]
Business Combination, Consideration Transferred [Abstract]
Business Combination, Acquisition Related Costs								9
Access Midstream Partners Acquisition [Member] | Income Loss From Equity Method Investment [Member]
Business Combination, Consideration Transferred [Abstract]
Business Combination, Integration Related Costs								$ 19
Access Midstream Partners Acquisition [Member] | Pro Forma [Member]
Business Combination, Consideration Transferred [Abstract]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life								30 years
Access Midstream Partners Acquisition [Member] | Williams Partners [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Accounts receivable										$ 168
Other current assets										63
Investments										5,865
Property, plant, and equipment										7,165
Goodwill										499
Other intangible assets										8,841
Current liabilities										(408)
Debt										(4,052)
Other noncurrent liabilities										$ (9)
Access Midstream Partners Acquisition [Member] | Access Midstream Partners L.P. [Member]
Business Combination, Consideration Transferred [Abstract]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage										26.00%
Access Midstream Partners Acquisition [Member] | Access Midstream Partners L.P. [Member] | Williams Partners [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Noncontrolling interest										$ (6,544)
Access Midstream Partners Acquisition [Member] | ACMP's subsidiaries [Member] | Williams Partners [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Noncontrolling interest										$ (958)
Eagle Ford Gathering System [Member]
Business Combination, Consideration Transferred [Abstract]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		30 years
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension		10 years
Business Acquisition, Purchase Price Allocation [Abstract]
Other intangible assets		$ 32
Eagle Ford Gathering System [Member] | Williams Partners [Member]
Business Acquisition [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment			$ 20
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles			$ (20)
Number Of Miles Of Pipeline Acquired		140
Business Combination, Consideration Transferred [Abstract]
Payments to Acquire Businesses, Gross		$ 112
Business Acquisition, Purchase Price Allocation [Abstract]
Property, plant, and equipment		$ 80
Limited Partner [Member] | Access Midstream Partners L.P. [Member]
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment, Ownership Percentage									24.00%
General Partner [Member] | Access Midstream [Member]
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment, Ownership Percentage									50.00%
General Partner [Member] | Access Midstream Partners Acquisition [Member]
Business Combination, Consideration Transferred [Abstract]
Business Acquisition, Percentage of Voting Interests Acquired										50.00%
Additional Investment [Member] | Utica East Ohio Midstream, LLC [Member]
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment, Ownership Percentage	13.00%